Leases - Schedule of Supplemental Balance Sheet (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Schedule of Supplemental Balance Sheet [Abstract]
Operating lease ROU assets	$ 18,534	$ 123,446
Current operating lease obligation	18,665	108,227
Non-current operating lease obligation		$ 18,659
Total operating lease obligation	$ 18,665